Provisions	6 Months Ended
Jun. 30, 2026
Provisions.
Provisions

19.Provisions

	As at June 30,	As at December 31,
(in EUR 000)	2026	2025
Provision for constructive obligation	995	1,206
Other provisions	27	190
Total provisions	1,022	1,396

The Company has a constructive obligation related to the ongoing replenishment of certain consumable components, based on business practices and customer expectations.

On May 30, 2025, the Company was sued in the U.S. District Court of Delaware by Inspire Medical, Inc. (“Inspire”) for the alleged infringement of 3 Inspire patents (US Patent Nos: 10,898,709, 11,806,526, and 11,850,424). The complaint requests customary remedies for patent infringement, including (i) a judgment that the Company has infringed and is infringing the Inspire Patents, (ii) damages, (iii) attorneys’ fees, (iv) a permanent injunction preventing the Company from infringing the Inspire Patents and (v) costs and expenses. The Company subsequently engaged counsel to represent the Company in this case. The Company intends to vigorously defend itself against the allegations brought forward in the Inspire complaint.

On September 15, 2025, the Company has filed a lawsuit against Inspire in the U.S. District Court of Delaware for the alleged infringement of 3 Nyxoah patents (US Patent Nos: 8,700,183, 9,415,215, and 9,415,216). The complaint requests customary remedies for patent infringement, including (i) a judgment that Inspire has infringed and is infringing the Nyxoah Patents, (ii) damages, (iii) attorneys’ fees, (iv) a permanent injunction preventing Inspire from infringing the Company’s patents and (v) costs and expenses.

Given the early stage of this litigation, the Company is unable to predict the likelihood of success of the Inspire claims against the Company or to quantify any risk of loss. Therefore, the Company has not accrued for any potential litigation losses as of June 30, 2026. Legal costs incurred in connection with this matter have been accrued through June 30, 2026, and are recognized in the Selling, General and Administrative Expense on the line item “Legal fees”. The company reviews the status of the litigation each quarter going forward for accrual purposes.